Stockholders' Equity (Tables)	12 Months Ended
Sep. 28, 2024
Stockholders' Equity [Abstract]
Stock Option Activity

Information related to the equity incentive plans as of the fiscal years ended are as follows:

	2024		2023
	Number	Weighted	Number	Weighted
	of Shares	Average	of Shares	Average
	(in thousands)	Exercise Price	(in thousands)	Exercise Price
Options outstanding, beginning of period	11,836	$49.36	11,656	$47.33
Options granted	1,086	64.62	1,343	56.93
Options exercised	(1,411)	37.78	(1,041)	35.85
Options forfeited or cancelled	(110)	53.63	(122)	53.96
Options outstanding, end of period	11,401	$52.21	11,836	$49.36

Option price range at end of period	$21.00-66.47		$21.00-66.47
Options exercisable at end of period	7,898		7,349
Weighted average fair value of options granted during period	$21.25		$17.53

Valuation Assumptions Used for Options Granted

Generally, options vest annually in equal installments commencing one year from the date of grant and have a vesting term of either four or five years, depending on the grant date, and an expiration term of 10 years from the date of grant. The fair value for options granted has been estimated at the date of grant using a Black-Scholes model using the following key assumptions:

	2024	2023
Risk-free interest rate	4.5%	3.8%
Dividend yield	1.7%	1.7%
Volatility factor	30.6%	31.0%

Options Outstanding

The following table summarizes information about the options outstanding as of fiscal 2024:

Intrinsic Value	Weighted	Number	Intrinsic Value	Unrecognized	Weighted
of Outstanding	Remaining	Exercisable	of Exercisable	Compensation	Recognition
(in millions)	Contractual Life	(in thousands)	(in millions)	(in millions)	Period
$119	5.4 years	7,898	$102	$50	1.1 years

Restricted Stock Units Activity

	2024		2023
	Number	Weighted	Number	Weighted
	of Shares	Average	of Shares	Average
	(in thousands)	Grant Price	(in thousands)	Grant Price
Awards outstanding, beginning of period	660	$58.82	354	$61.99
Awards granted	525	61.95	434	56.93
Awards vested	(215)	58.74	(105)	61.46
Awards forfeited or cancelled	(25)	60.93	(23)	59.75
Awards outstanding, end of period	945	$60.52	660	$58.82